INCOME TAXES	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES
16.	INCOME TAXES
Before June 30, 2023, the Company elected to file as an S corporation for Federal and state income tax purposes, the Company incurred no Federal or state income taxes, except for income taxes recorded related to some of their consolidated variable interest entities and subsidiaries which are taxable C corporations. These VIE’s and subsidiaries include LMATT Series 2024, Inc., the wholly owned subsidiary of LMX, which is consolidated into LMA as a VIE, as well as LMATT Growth Series 2.2024, Inc., a wholly owned subsidiary of LMATT Growth Series, Inc., and LMATTS Growth and Income Series 1.2026, Inc., a wholly owned subsidiary of LMATT Growth and Income Series, Inc., all of which are 100% owned subsidiaries and fully consolidated. Accordingly, the provision for income taxes was attributable to amounts for LMATT Series 2024, Inc, LMATT Growth Series, Inc. and LMATT Growth and Income Series, Inc.
For the three months ended June 30, 2023 and 2022, the Company recorded provision for income taxes of $1,184,571 and $120,132, respectively. The effective tax rate is 15.0% for the three months ended June 30, 2023. The effective rate for the three months ended June 30, 2022 was 12.0% due to the impact of state income taxes and the release of the Company’s valuation allowance, as there was sufficient evidence of the Company’s ability to generate future taxable income at June 30, 2022.
For the six months ended June 30, 2023 and 2022, the Company recorded provision for income taxes of $528,104 and $296,806, respectively. The effective tax rate is 3.6% for the six months ended June 30, 2023. The existence of non-taxable
flow-through entities within the Company as well as a change in tax status of certain entities upon the Business Combination caused the effective tax rate to be significantly lower than the statutory rate. The effective rate for the six months ended June 30, 2022 was 18% due to the impact of state income taxes and the release of the Company’s valuation allowance, as there was sufficient evidence of the Company’s ability to generate future taxable income at June 30, 2022.
The Company did not have any unrecognized tax benefits relating to uncertain tax positions as of June 30, 2023, and December 31, 2022, and did not recognize any interest or penalties related to uncertain tax positions as of June 30, 2023, and December 31, 2022.